OTHER LOAN PAYABLE (Details 1)	Mar. 31, 2023 USD ($)
Other Loan Payable
2024	$ 467,976
2025	488,892
2026	252,577
Total future minimum lease payments	1,209,445
Less: imputed interest	(69,629)
Total	$ 1,209,446